Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of other receivables, net
	As of December 31,
	2020	2021
	RMB	RMB
Advances to staff (i)	14,142	16,437
Advances to entrepreneurial agents (i)	1,290	907
Advances to a third party channel vendor (i)	14,318	17,898
Rental deposits	14,824	21,864
Amount due from a third party (ii)	6,830	—
Amount due from payment platform	3,079	507
Other	2,685	3,944
Less: Allowance for current expected credit losses	(6,926)	(802)
Other receivables, net	50,242	60,755